C14 Trade receivables and customer finance (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Receivables and Customer Finance

Trade receivables and customer finance

	2017	2016
Trade receivables excluding associated companies and joint ventures	66,487	69,430
Allowances for impairment	–3,335	–1,403

Trade receivables, net	63,152	68,027
Trade receivables related to associated companies and joint ventures	58	90

Trade receivables, total	63,210	68,117
Customer finance credits	4,223	5,003
Allowances for impairment	–292	–250

Customer finance credits, net	3,931	4,753
Of which current	1,753	2,625
Credit commitments for customer finance	9,706	13,082

Summary of Movements in Allowances for Impairment

Movements in allowances for impairment

	Trade receivables		Customer finance
	2017	2016	2017	2016
Opening balance	1,403	1,202	250	286
Additions	3,544	356	85	78
Utilized	–1,485	–156	–3	–108
Reversal of excess amounts	–48	–28	–27	–8
Reclassification	–66	—	—	—
Translation difference	–13	29	–13	2

Closing balance	3,335	1,403	292	250

Summary of Aging Analysis

Aging analysis as per December 31

				Of which past due in		Of which past due and
		Of which	Of which	the following time intervals		impaired in the following time intervals
	Total	neither impaired nor past due	impaired, not past due	less than 90 days	90 days or more	less than 90 days	90 days or more
2017
Trade receivables, excluding associated companies and joint ventures	66,487	56,059	15	2,924	4,169	220	3,100
Allowances for impairment	–3,335	—	–15	—	—	–220	–3,100
Customer finance credits	4,223	1,841	2,029	4	99	29	221
Allowances for impairment	–292	—	–104	—	—	–20	–168

2016
Trade receivables, excluding associated companies and joint ventures	69,430	58,198	62	4,406	5,423	10	1,331
Allowances for impairment	–1,403	—	–62	—	—	–10	–1,331
Customer finance credits	5,003	3,250	1,480	10	3	24	236
Allowances for impairment	–250	—	–64	—	—	–6	–180

Summary of Total Outstanding Customer Finance Exposure Per Market Area

Total outstanding customer finance exposure per market area as of December 31

Percent	2017	2016
South East Asia, Oceania and India	24	17
North East Asia	—	—
North America	7	7
Europe and Latin America	12	19
Middle East and Africa	56	56
Other	1	1

Total	100	100

Summary of Outstanding Customer Finance

Outstanding customer finance

	2017	2016
Customer finance credits	4,223	5,003
Financial guarantees for third-parties	77	124
Accrued interest	14	16
Less third-party risk coverage	–505	–805

Ericsson’s risk exposure, including financial guarantees	3,809	4,338